OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 8,958,993	$ 22,810,701
Interest Payable	411,087	1,009,090
Other tax payables	465,393	206,591
Accrued EPC warranty liabilities	196,322	183,941
Joint settlement payable	7,500,000	0
Others	2,296,838	2,953,012
Other current liabilities	$ 19,828,633	$ 27,163,335